Other disclosures - Risk Management and Principal Risks - Functional currency of the operations (audited) (Narrative) (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Foreign exchange risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in structural currency exposures, net of hedging instruments	£ 1,500,000,000
Structural currency exposures, net of hedging instruments	11,778,000,000	£ 10,308,000,000
Increase (decrease) in foreign currency net investments, hedged item	760,000,000
Foreign currency net investments, hedged item	34,044,000,000	33,287,000,000
Financial instruments which hedge net investments, Hedges	15,300,000,000	14,700,000,000
Increase (decrease) in financial instruments which hedge net investments, Hedges	600,000,000
USD foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	8,777	8,751,000,000
Increase (decrease) in foreign currency net investments, hedged item	1,000,000,000
Foreign currency net investments, hedged item	28,857	27,848,000,000
EUR foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	523	359,000,000
Increase (decrease) in foreign currency net investments, hedged item	200,000,000
Foreign currency net investments, hedged item	2,672	2,489,000,000
Other [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Structural currency exposures, net of hedging instruments	1,984	1,176,000,000
Increase (decrease) in foreign currency net investments, hedged item	(500,000,000)
Foreign currency net investments, hedged item	£ 2,021	£ 2,475,000,000